SIGNIFICANT OF SEGMENT EXPENSES AND OTHER SEGMENT ITEMS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Revenues
Cost of Goods Sold
GROSS PROFIT
Operating Expenses
Salaries and Payroll Expenses			459,580	152,700
Legal Fees	3,266	102,248	278,248	193,945
Stock-based compensation	313,000	94,300	1,246,182	378,559
Audit Costs	38,000	17,750	48,730	42,500
Contract Services	94,605		401,166
Rent	4,965	4,670	19,261	17,186
Other operating expenses	105,050	45,949	305,564	142,836
Total Operating Expenses	857,037	313,835	2,758,731	927,726
LOSS FROM OPERATIONS	(857,037)	(313,835)	(2,758,731)	(927,726)
Interest Income and Other (Expenses), net			1,044	7,308
NET LOSS	(857,644)	(313,507)	(2,757,687)	(920,418)
Salaries and Payroll Expenses	178,000	48,500
Investor relations	120,151	418
Interest Income and Other (Expenses), net	$ (607)	$ 328	$ 1,044	$ 7,308